Lazard International Strategic Equity Portfolio
RISK/RETURN
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Lazard International Strategic Equity Portfolio	Institutional Shares	Open Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Lazard International Strategic Equity Portfolio	Institutional Shares	Open Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.13%	0.16%
Total Annual Portfolio Operating Expenses	0.88%	1.16%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard International Strategic Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	90	281	488	1,084
Open Shares	118	368	638	1,409

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the MSCI EAFE Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The countries represented by the MSCI EAFE Index currently include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value, such as investor perception. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-U.S. securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than U.S. dollars carry the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held in the Portfolio.

The Portfolio’s performance will be influenced by political, social and economic factors affecting the non- U.S. countries and companies in which the Portfolio invests. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, the capital markets in the U.S. and internationally have experienced unprecedented volatility in recent years, causing significant declines in the value and liquidity of many securities. These market conditions may continue or worsen.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Strategic Equity Portfolio by showing the Portfolio’s year-by-year and average annual performance compared to those of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 23.21% Worst Quarter: 9/30/11 -19.36%

Average Annual Total Returns (for the periods ended December 31, 2011)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Lazard International Strategic Equity Portfolio	1 Year	5 Years	Life of Portfolio	Inception Date
Institutional Shares	(9.70%)	(2.21%)	3.25%	Oct. 31, 2005
Institutional Shares After Taxes on Distributions	(9.90%)	(2.61%)	2.68%
Institutional Shares After Taxes on Distributions and Sale of Portfolio Shares	(6.04%)	(1.72%)	2.88%
Open Shares	(10.01%)	(2.54%)	0.61%	Feb. 03, 2006
MSCI EAFE Index - Institutional Shares (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	1.01%
MSCI EAFE Index - Open Shares (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	(1.14%)